Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Nov. 30, 2020
Entity Registrant Name	Barings Funds Trust
Entity Central Index Key	0001577579
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 30, 2020
Document Effective Date	Nov. 30, 2020
Prospectus Date	Oct. 28, 2020
Barings Global Emerging Markets Equity Fund | Class Y
Prospectus:
Trading Symbol	BXQYX
Barings Global Emerging Markets Equity Fund | Class I
Prospectus:
Trading Symbol	BXQIX
Barings Global Emerging Markets Equity Fund | Class C
Prospectus:
Trading Symbol	BXQCX
Barings Global Emerging Markets Equity Fund | Class A
Prospectus:
Trading Symbol	BXQAX